CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended		0 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended
	May 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2010 Scientific Advisory Board Member [Member]	Sep. 30, 2010 Acquisition Of Patents [Member]	Dec. 31, 2011 Advisory Board Four Member 1 [Member]	Dec. 31, 2011 Advisory Board Four Member 2 [Member]	Jan. 21, 2011 Securities Purchase Agreement 1 [Member]	Feb. 16, 2011 Securities Purchase Agreement 2 [Member]	Apr. 29, 2011 Securities Purchase Agreement 3 [Member]	Mar. 31, 2010 Securities Purchase Agreement 4 [Member]	May 31, 2010 Securities Purchase Agreement 5 [Member]	Dec. 31, 2010 Securities Purchase Agreement 6 [Member]	Mar. 31, 2011 Consulting Fees 1 [Member]	Aug. 31, 2011 Consulting Service 1 [Member]	Dec. 31, 2011 Consulting Service 1 [Member]	Dec. 31, 2011 Consulting Service 2 [Member]	Dec. 31, 2011 Consulting Service 3 [Member]	Aug. 31, 2011 Consulting Service 3 [Member]	May 31, 2010 Consulting Services 4 [Member]	Jan. 31, 2011 Legal and Consulting Services [Member]	Dec. 31, 2011 Legal and Consulting Services [Member]	Jun. 30, 2011 Professional Legal and Consulting Services 1 [Member]	Dec. 31, 2011 Professional Legal and Consulting Services 1 [Member]	Jun. 30, 2010 Consultants 1 [Member]	Dec. 31, 2010 Professional Legal and Consulting Services 2 [Member]	May 31, 2010 Chief Executive Officer and Chief Operating Officer [Member]	Jun. 30, 2012 Chief Executive Officer and Chief Operating Officer [Member]	Jun. 30, 2012 Chief Executive Officer and Chief Operating Officer [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Operating Officer [Member]	Jul. 01, 2011 Chief Executive Officer and Chief Operating Officer [Member] Long Term Incentive Grants 1 [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Operating Officer [Member] Long Term Incentive Grants 1 [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Operating Officer [Member] Long Term Incentive Grants 2 [Member]	Jan. 02, 2012 Chief Executive Officer and Chief Operating Officer [Member] Deferred Bonus [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Operating Officer [Member] Deferred Bonus [Member]	Dec. 31, 2010 Chief Executive Officer and Chief Operating Officer [Member] Stock Options 2009 [Member]	Mar. 01, 2011 Director [Member]	Aug. 31, 2011 Director [Member]	Jun. 30, 2012 Director [Member]	Mar. 31, 2012 Director [Member]	Jun. 30, 2012 Director [Member]	Jun. 30, 2012 Consultant [Member] Warrant [Member]	Jun. 30, 2012 Consultant [Member] Warrant [Member]	Jun. 30, 2012 Director and Consultant [Member]	Jun. 30, 2012 Director and Consultant [Member]	Dec. 31, 2011 Director and Consultant [Member]	Mar. 31, 2010 Two Directors [Member]	Dec. 31, 2010 Director 2 [Member]
Common stock, shares authorized		80,000,000	80,000,000			80,000,000	80,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000			10,000,000	10,000,000
Preferred Stock, Par Value (in dollars share)		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common Stock Shares Exercise Price																$ 3.30	$ 3.30	$ 3.15	$ 3.10	$ 3.50	$ 3.30
Stock Issued During Period Shares Stock Options And Warrant Issued																2,074,914	166,691	1,363,622	533,407	1,347,500	339,915	33,334
Proceeds From Issuance Common Stock And Warrants																$ 3,734,840	$ 300,044	$ 2,249,750	$ 880,000	$ 2,695,000	$ 611,847	$ 60,000
Stock Issued During Period Price Per Share Stock Options And Warrant																$ 1.80		$ 1.65	$ 1.65	$ 2.00	$ 1.80								$ 1.90																$ 1.90
Stock Issued During Period Shares Stock Options and Warrant Exercised			334,003				150,001
Proceeds From Stock Options And Warrant Exercises			431,003				125,001
Stock Units Components Description																Each unit consists of: (i) one (1) share of the Company's common stock, par value $.0001 ("Shares"), and (ii) one half (1/2) Common Stock Purchase Warrant ("Warrant(s)").		Each unit consists of: (i) one (1) share of the common stock, par value $.0001, and (ii) one half (1/2) common stock purchase warrant.	Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant.	Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant.	Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant.
Stock Issued During Period Shares Warrant Exercised			78,333
Stock Issued During Period Shares Warrant Exercised On Cashless Basis			37,301
Warrants Callable Assumptions, Description																The Warrants are callable by the Company assuming the following: (i) the Common Stock trades above $5.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.		The warrants are callable assuming the following: (i) our common stock trades above $6.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.
Placement Agent and FinderS Fees Incurred																114,295	6,403	60,000	73,790	39,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	91,000															63,498	3,558	36,364				144,000					25,000					190,000		40,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.15															$ 3.26	$ 2.16	$ 3.15				$ 3.30					$ 1.94					$ 2.03		$ 2.00
Reinvested Amount In Offering																110,695
Options, Grants in Period, Net of Forfeitures																							10,000		8,000	25,000							291,425	157,500						559,370	637,740	116,918					63,000	39,000							77,000	63,000
Options, Grants in Period, Weighted Average Exercise Price						$ 1.94	$ 2.08							$ 1.85	$ 2.03								$ 1.82		$ 1.65	$ 1.94							$ 1.99						$ 1.93		$ 2.12	$ 2.13				$ 1.86	$ 2.55	$ 2.95		$ 2.55					$ 2.30	$ 2.00
Share Based Payment Award Expiration Period (in years)																																										7 years				5 years	5 years	5 years		5 years
Payments Of Bonus Cash																																											104,130
Stock Granted During Period, Value, Net of Forfeitures																																															38,791	20,907
Options Vested Number														20,000																5,000		365,000		185,500													25,000									25,000
Options Non Vested Number																																															38,000
Other than Options, Grants in Period										2,403,452	1,354,368																																							18,000
Stock Warrants, Grants in Period, Weighted Average Exercise price										$ 3.13	$ 3.03
Common Stock Value	100,800	2,183	2,183			2,146	1,760															144,375
Stock Issued During Period Common Shares Total																		3,666,725
Common stock, shares issued		21,828,723	21,828,723			21,457,419	17,604,465															82,500
Common Stock Purchase Warrants Issued Shares Total																		1,936,785	42,673									18,000
Warrants Value	104,277																					149,249
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.50%													1.20%	0.875%							2.25%		1.50%	1.00%	0.875%				1.58%		0.875%	0.625%	2.125%				0.1875%	0.375%		0.1875%		0.1875%		0.225%	0.10%	0.185%	0.15%		0.75%					0.245%	0.193%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%													0.00%	0.00%							0.00%		0.00%	0.00%	0.00%				0.00%		0.00%	0.00%	0.00%				0.00%	0.00%		0.00%		0.00%		0.00%	0.00%	0.00%	0.00%		0.00%					0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	87.00%													84.00%	85.00%							89.00%		78.00%	78.00%	85.00%				86.00%		85.00%	100.00%	93.00%				77.00%	87.00%		77.00%		77.00%		89.00%	78.00%	58.00%	58.00%		61.00%					99.00%	88.00%
Share-Based Compensation Arrangements By Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years													4 years 9 months	5 years							5 years		5 years	5 years	4 years 8 months 16 days				4 years 7 months 6 days		5 years	2 years	5 years					2 years 6 months		2 years 6 months				7 months 15 days	7 months 15 days	2 years 6 months	7 months 15 days		4 years 10 months 24 days					7 months 6 days	4 months 17 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Grant Date Fair Value																																							510,000		570,000		104,130		20,416	17,133									54,079	26,974
Allocated Share-based Compensation Expense		5,227	6,969									145,926		99,692	1,154					87,264				11,485	8,268	10,537				30,655		493,376	389,275	269,491		42,766	92,659						75,578	294,645	17,014	6,425	17,343		17,343	2,010	2,010	49,232	114,002	26,010	49,308	16,805
Common stock issued (in shares)	52,500				12,000								8,000															43,632
Stock Issued During Period, Shares, Issued for Services	4,211																														13,684				43,479
Stock Issued During Period, Value, Issued for Services	8,000																														26,000				100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross						1,034,370	297,500							80,000	80,000														25,000			195,000													39,000	38,000
Description Of Warrant Exercise Price																			The warrants have the same terms as the investor warrants except that 12,160 warrants have an exercise price of $2.20 and 30,513 warrants have an exercise price of $2.94.
Common stock and warrants issued upon conversion of note and accrued interest								174,165
Reclassification to equity upon exercise of warrants			426,645	0		0	86,307
Stock Issued During Period, Value, New Issues					$ 28,000				$ 650,000				$ 18,000